Group statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss) for the year	$ 3,174	$ 1,049	$ (222)
Items that will be reclassified subsequently to profit or loss:
Items that will be reclassified subsequently to profit or loss:	49	(46)	5
Exchange differences on translation of foreign operations	49	(46)	5
Items that will not be reclassified subsequently to profit or loss:
Items that will not be reclassified subsequently to profit or loss:	22	26	(2)
Exchange differences on translation of non-foreign operations	0	0	(10)
Fair value of equity securities through other comprehensive income	25	23	(2)
Actuarial (loss) gain recognised	(3)	4	11
Deferred taxation thereon	0	(1)	(1)
Other comprehensive income (loss) for the year, net of tax	71	(20)	3
Total comprehensive income (loss) for the year, net of tax	3,245	1,029	(219)
Attributable to:
Equity shareholders	2,707	984	(232)
Non-controlling interests	$ 538	$ 45	$ 13